Significant Accounting Policies - Recent Accounting Pronouncements (Details) $ in Thousands	Dec. 31, 2017 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment	$ 0
Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment	100
Difference between revenue guidance in effect before and after Topic 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment	$ 10,000